Other receivables and current assets	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other receivables and current assets

Note 5 – Other receivables and current assets

Other receivables and currents assets consist of the following:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Deferred offering costs	$-	$1,839,846
Deposits	8,220,641	5,434,606
Prepayments and other deposits	6,730,423	626,540
Other receivables	16,007,620	12,305,853
Total	$30,958,684	$20,206,845

Deposits consist of cargo deposit paid to third party supplier for upgrading of payment term and credit limit, deposit paid to third party contingent suppliers for supply of fuel oil. The deposits paid to suppliers are pledged for the purpose of obtaining purchases credit limit and is only refundable to the Company in the event the credit limit is terminated or to offset against any outstanding amount due to the suppliers.

Prepayments and other deposits consist of advance payments related to marketing and business development activities. In addition, a payment of $2,500,000 was made to a vessel broker to assist in identifying a target vessel. The deposit is refundable if the broker is unable to locate a suitable vessel.

Other receivables consist of advance payment to suppliers for purchase of cargo oil.